Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Shares Fair Value
COMMON STOCKS — 99 .1%
Banks — 15 .7%
2,060
1st Source Corp. ..................
$ 110,457
12,600
Amalgamated Financial Corp. .........
345,240
26,410
Associated Banc-Corp. ..............
558,571
10,374
Axos Financial, Inc. (a) ..............
592,874
31,880
Banc of California, Inc. .............
407,426
12,740
Bank of NT Butterfield & Son, Ltd. (The)
447,429
7,178
Bank OZK .......................
294,298
17,061
BankUnited, Inc. ..................
499,375
16,313
Business First Bancshares, Inc. ........
354,971
14,860
Byline Bancorp, Inc. ...............
352,776
12,474
Cathay General Bancorp .............
470,519
17,113
Central Pacific Financial Corp. ........
362,795
16,060
Columbia Banking System, Inc. .......
319,433
7,850
Community Trust Bancorp, Inc. ........
342,731
26,430
CrossFirst Bankshares, Inc. (a) .........
370,549
11,156
Customers Bancorp, Inc. (a) ...........
535,265
4,130
East West Bancorp, Inc. .............
302,440
6,612
First Financial Corp. ................
243,850
20,710
First Horizon Corp. ................
326,597
33,200
Fulton Financial Corp. ..............
563,736
12,730
Hancock Whitney Corp. .............
608,876
2,300
Hanmi Financial Corp. ..............
38,456
38,793
Hope Bancorp, Inc. ................
416,637
14,082
Independent Bank Corp. .............
380,214
5,209
Mercantile Bank Corp. ..............
211,329
11,840
Midland States Bancorp, Inc. .........
268,176
6,422
Northeast Bank ...................
390,843
16,673
OFG Bancorp ....................
624,404
44,510
Old National Bancorp ...............
765,127
4,214
Popular, Inc. .....................
372,644
4,822
Preferred Bank ....................
364,013
15,170
Premier Financial Corp. .............
310,378
6,350
QCR Holdings, Inc. ................
381,000
12,586
RBB Bancorp ....................
236,743
9,983
South Plains Financial, Inc. ...........
269,541
16,020
Trustmark Corp. ...................
481,241
3,700
UMB Financial Corp. (a) .............
308,654
17,290
Univest Financial Corp. .............
394,731
5,840
Webster Financial Corp. .............
254,566
4,540
Western Alliance Bancorp ............
285,203
3,469
Wintrust Financial Corp. .............
341,905
7,390
Zions Bancorp NA .................
320,504
15,826,517
Broadline Retail — 0 .7%
1,516
Dillard's, Inc. , Class A ..............
667,631
Building Products — 3 .4%
4,731
American Woodmark Corp. (a) .........
371,857
6,501
Apogee Enterprises, Inc. .............
408,490
1,870
Griffon Corp. .....................
119,418
26,189
JELD-WEN Holding, Inc. (a) ..........
352,766
26,670
Masterbrand, Inc. (a) ................
391,515
3,865
Owens Corning ...................
671,428
11,983
Quanex Building Products Corp. .......
331,330
Shares Fair Value
COMMON STOCKS — (continued)
Building Products — (continued)
6,629
UFP Industries, Inc. ................
$ 742,448
3,389,252
Chemicals — 1 .0%
3,380
Cabot Corp. ......................
310,588
1,690
CF Industries Holdings, Inc. ..........
125,263
41,880
LSB Industries, Inc. (a) ..............
342,579
2,590
Minerals Technologies, Inc. ...........
215,384
993,814
Commercial Services & Supplies — 1 .2%
27,980
GEO Group, Inc. (The) (a) ............
401,793
30,408
Interface, Inc. ....................
446,390
31,522
Steelcase, Inc. , Class A ..............
408,525
1,256,708
Construction & Engineering — 1 .9%
7,090
Argan, Inc. ......................
518,704
7,480
Limbach Holdings, Inc. (a) ...........
425,837
4,876
Sterling Infrastructure, Inc. (a) .........
577,026
17,450
Tutor Perini Corp. (a) ...............
380,061
1,901,628
Consumer Finance — 0 .9%
12,438
Bread Financial Holdings, Inc. ........
554,237
8,739
Synchrony Financial ................
412,393
966,630
Consumer Staples Distribution & Retail — 0 .8%
8,989
Andersons, Inc. (The) ...............
445,854
4,039
PriceSmart, Inc. ...................
327,967
773,821
Diversified Consumer Services — 1 .5%
45,550
ADT, Inc. .......................
346,180
690
Graham Holdings Co. , Class B ........
482,689
29,871
Perdoceo Education Corp. ............
639,837
1,468,706
Diversified REITs — 1 .1%
16,690
American Assets Trust, Inc. ...........
373,522
25,636
Essential Properties Realty Trust, Inc. ...
710,374
1,083,896
Diversified Telecommunication Services — 0 .8%
38,510
Liberty Latin America, Ltd. , Class A (a) ..
370,081
46,770
Liberty Latin America, Ltd. , Class C (a) ..
449,928
820,009
Electric Utilities — 1 .2%
41,391
Hawaiian Electric Industries, Inc. .......
373,347
8,889
Otter Tail Corp. ...................
778,587
1,357
Portland General Electric Co. .........
58,677
1,210,611

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Electrical Equipment — 0 .5%
3,647
Powell Industries, Inc. ...............
$ 522,980
Electronic Equipment, Instruments &
Components — 3 .1%
6,560
Bel Fuse, Inc. , Class B ..............
427,974
10,490
Benchmark Electronics, Inc. ..........
413,935
5,950
ePlus, Inc. (a) .....................
438,396
1,824
Insight Enterprises, Inc. (a) ...........
361,809
4,097
Jabil, Inc. .......................
445,713
5,238
PC Connection, Inc. ................
336,280
9,030
ScanSource, Inc. (a) ................
400,119
2,920
TD SYNNEX Corp. ................
336,968
3,161,194
Energy Equipment & Services — 1 .3%
27,820
Liberty Energy, Inc. ................
581,160
46,240
Newpark Resources, Inc. (a) ..........
384,255
43,590
ProPetro Holding Corp. (a) ...........
377,925
1,343,340
Entertainment — 0 .6%
17,517
Cinemark Holdings, Inc. (a) ...........
378,718
19,427
Marcus Corp. (The) ................
220,885
599,603
Financial Services — 4 .2%
13,620
Banco Latinoamericano de Comercio
Exterior SA , Class E ..............
404,105
15,937
Corebridge Financial, Inc. ............
464,085
12,824
Enact Holdings, Inc. ................
393,184
13,260
Jackson Financial, Inc. , Class A ........
984,688
14,017
MGIC Investment Corp. .............
302,066
11,529
Mr Cooper Group, Inc. (a) ............
936,501
37,821
Pagseguro Digital, Ltd. , Class A (a) .....
442,128
10,668
Radian Group, Inc. .................
331,775
4,258,532
Food Products — 1 .1%
8,300
Cal-Maine Foods, Inc. ..............
507,213
21,975
Dole PLC .......................
268,974
2,620
Ingredion, Inc. ....................
300,514
1,076,701
Gas Utilities — 1 .9%
2,560
Atmos Energy Corp. ................
298,624
5,515
National Fuel Gas Co. ..............
298,858
11,680
Northwest Natural Holding Co. ........
421,765
9,570
Spire, Inc. .......................
581,186
13,560
UGI Corp. .......................
310,524
1,910,957
Health Care Equipment & Supplies — 1 .9%
14,368
Inmode, Ltd. (a) ...................
262,072
4,882
Lantheus Holdings, Inc. (a) ...........
391,976
6,810
Omnicell, Inc. (a) ..................
184,347
51,101
OraSure Technologies, Inc. (a) .........
217,690
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Equipment & Supplies
— (continued)
18,560
Tactile Systems Technology, Inc. (a) .....
$ 221,606
16,865
Varex Imaging Corp. (a) .............
248,421
21,790
Zimvie, Inc. (a) ....................
397,668
1,923,780
Health Care Providers & Services — 4 .1%
31,670
AdaptHealth Corp. (a) ...............
316,700
3,321
Addus HomeCare Corp. (a) ...........
385,601
3,103
AMN Healthcare Services, Inc. (a) ......
158,967
15,791
Cross Country Healthcare, Inc. (a) ......
218,547
2,678
DaVita, Inc. (a) ....................
371,090
4,810
Encompass Health Corp. .............
412,650
3,574
Ensign Group, Inc. (The) ............
442,068
22,131
Owens & Minor, Inc. (a) .............
298,769
14,209
Premier, Inc. , Class A ...............
265,282
10,133
Select Medical Holdings Corp. ........
355,263
3,313
Tenet Healthcare Corp. (a) ............
440,728
2,507
Universal Health Services, Inc. , Class B ..
463,620
4,129,285
Health Care REITs — 1 .4%
2,590
Alexandria Real Estate Equities, Inc. ....
302,952
12,360
LTC Properties, Inc. ................
426,420
1,780
National Health Investors, Inc. ........
120,559
40,020
Sabra Health Care REIT, Inc. .........
616,308
1,466,239
Health Care Technology — 1 .0%
15,290
HealthStream, Inc. .................
426,591
19,800
Teladoc Health, Inc. (a) ..............
193,644
38,441
Veradigm, Inc. (a) ..................
365,190
985,425
Hotel & Resort REITs — 2 .8%
39,939
Apple Hospitality REIT, Inc. ..........
580,713
54,356
DiamondRock Hospitality Co. .........
459,308
15,719
Host Hotels & Resorts, Inc. ...........
282,628
20,825
Park Hotels & Resorts, Inc. ...........
311,959
37,599
RLJ Lodging Trust .................
362,078
46,430
Sunstone Hotel Investors, Inc. .........
485,658
17,780
Xenia Hotels & Resorts, Inc. ..........
254,787
2,737,131
Household Durables — 3 .8%
2,480
Hovnanian Enterprises, Inc. , Class A (a) ..
351,962
10,390
KB Home .......................
729,170
11,866
La-Z-Boy, Inc. ....................
442,365
6,058
M/I Homes, Inc. (a) .................
739,924
14,082
Taylor Morrison Home Corp. (a) .......
780,706
4,334
Toll Brothers, Inc. .................
499,190
6,194
Worthington Industries, Inc. ..........
293,162
3,836,479
Household Products — 0 .7%
6,277
Central Garden & Pet Co. (a) ..........
241,664

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Household Products — (continued)
13,060
Central Garden & Pet Co. , Class A (a) ....
$ 431,372
673,036
Independent Power and Renewable Electricity
Producers — 0 .3%
10,110
Brookfield Renewable Corp. , Class A ...
286,922
Industrial REITs — 0 .6%
5,532
Innovative Industrial Properties, Inc. ....
604,205
Insurance — 4 .5%
24,325
Ambac Financial Group, Inc. (a) ........
311,847
3,290
Assured Guaranty, Ltd. ..............
253,824
5,735
Axis Capital Holdings, Ltd. ...........
405,178
7,119
Brighthouse Financial, Inc. (a) .........
308,537
7,060
CNA Financial Corp. ...............
325,254
8,843
Employers Holdings, Inc. ............
376,977
3,230
HCI Group, Inc. ...................
297,709
9,560
Lincoln National Corp. ..............
297,316
12,550
Old Republic International Corp. .......
387,795
1,831
Reinsurance Group of America, Inc. ....
375,849
2,085
RenaissanceRe Holdings, Ltd. .........
466,018
17,920
Universal Insurance Holdings, Inc. .....
336,179
7,977
Unum Group .....................
407,705
4,550,188
Interactive Media & Services — 0 .2%
6,238
Yelp, Inc. (a) ......................
230,494
Machinery — 1 .0%
13,957
Mueller Industries, Inc. ..............
794,711
23,970
Titan International, Inc. (a) ...........
177,618
972,329
Marine Transportation — 1 .2%
30,830
Costamare, Inc. ...................
506,537
5,726
Matson, Inc. .....................
749,934
1,256,471
Media — 1 .0%
34,200
Magnite, Inc. (a) ...................
454,518
14,680
PubMatic, Inc. , Class A (a) ...........
298,151
8,699
Scholastic Corp. ...................
308,553
1,061,222
Metals & Mining — 3 .2%
2,007
Alpha Metallurgical Resources, Inc. .....
563,024
3,190
Arch Resources, Inc. ...............
485,614
15,010
Constellium SE (a) .................
282,938
3,480
Kaiser Aluminum Corp. .............
305,892
5,705
Olympic Steel, Inc. .................
255,755
20,370
Ramaco Resources, Inc. , Class A .......
253,607
82,960
SSR Mining, Inc. ..................
374,150
2,390
Steel Dynamics, Inc. ................
309,505
44,054
SunCoke Energy, Inc. ...............
431,729
3,262,214
Shares Fair Value
COMMON STOCKS — (continued)
Mortgage Real Estate Investment Trusts (REITs)
— 1 .1%
29,670
Franklin BSP Realty Trust, Inc. ........
$ 373,842
28,750
PennyMac Mortgage Investment Trust ...
395,313
31,784
Rithm Capital Corp. ................
346,763
1,115,918
Multi-Utilities — 1 .1%
15,240
Avista Corp. .....................
527,456
11,110
NorthWestern Energy Group, Inc. ......
556,389
1,083,845
Office REITs — 1 .3%
12,438
Cousins Properties, Inc. .............
287,940
23,440
Equity Commonwealth (a) ............
454,736
11,734
Highwoods Properties, Inc. ...........
308,252
8,708
Kilroy Realty Corp. ................
271,428
1,322,356
Oil, Gas & Consumable Fuels — 7 .4%
21,720
Ardmore Shipping Corp. .............
489,352
48,014
Berry Corp. ......................
310,170
3,590
Chord Energy Corp. ................
601,971
930
CONSOL Energy, Inc. (a) ............
94,888
37,730
DHT Holdings, Inc. ................
436,536
15,662
Dorian LPG, Ltd. ..................
657,178
9,873
International Seaways, Inc. ...........
583,790
13,350
Magnolia Oil & Gas Corp. , Class A .....
338,289
93,690
Nordic American Tankers, Ltd. ........
372,886
6,770
Ovintiv, Inc. ......................
317,310
19,410
Permian Resources Corp. ............
313,472
8,460
Scorpio Tankers, Inc. ...............
687,713
20,300
Sitio Royalties Corp. , Class A .........
479,283
15,935
SM Energy Co. ...................
688,870
9,786
Teekay Tankers, Ltd. , Class A .........
673,375
16,160
World Kinect Corp. ................
416,928
7,462,011
Paper & Forest Products — 0 .8%
7,240
Clearwater Paper Corp. (a) ............
350,923
6,560
Sylvamo Corp. ....................
450,016
800,939
Passenger Airlines — 0 .9%
1,333
Copa Holdings SA , Class A ..........
126,875
9,474
SkyWest, Inc. (a) ...................
777,531
904,406
Pharmaceuticals — 2 .1%
9,279
Amphastar Pharmaceuticals, Inc. (a) .....
371,160
8,920
Harmony Biosciences Holdings, Inc. (a) ..
269,116
1,876
Jazz Pharmaceuticals PLC (a) .........
200,226
14,160
Pacira BioSciences, Inc. (a) ...........
405,118
18,260
Phibro Animal Health Corp. , Class A ....
306,220
11,400
Royalty Pharma PLC , Class A .........
300,618

Sterling Capital Behavioral Small Cap Value Equity Fund

Schedule of Portfolio Investments — (continued)
June 30, 2024 (Unaudited)
Continued
Shares Fair Value
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
24,822
Viatris, Inc. ......................
$ 263,858
2,116,316
Professional Services — 0 .3%
15,040
Kelly Services, Inc. , Class A ..........
322,006
Real Estate Management & Development
— 1 .3%
34,040
DigitalBridge Group, Inc. ............
466,348
15,130
Forestar Group, Inc. (a) ..............
484,009
14,559
RMR Group, Inc. (The) , Class A .......
329,033
1,279,390
Retail REITs — 0 .5%
27,078
Kimco Realty Corp. ................
526,938
Semiconductors & Semiconductor Equipment
— 1 .1%
14,936
Amkor Technology, Inc. .............
597,739
21,920
Photronics, Inc. (a) .................
540,766
1,138,505
Software — 1 .0%
25,233
Adeia, Inc. .......................
282,231
2,847
InterDigital, Inc. ..................
331,846
10,592
NCR Voyix Corp. (a) ................
130,811
11,020
RingCentral, Inc. , Class A (a) ..........
310,764
1,055,652
Specialized REITs — 1 .6%
6,855
EPR Properties ...................
287,773
20,630
Safehold, Inc. .....................
397,953
126,979
Uniti Group, Inc. ..................
370,779
16,940
VICI Properties, Inc. ...............
485,162
1,541,667
Specialty Retail — 3 .4%
30,170
1-800-Flowers.com, Inc. , Class A (a) ....
287,218
3,230
Abercrombie & Fitch Co. , Class A (a) ....
574,423
25,260
American Eagle Outfitters, Inc. ........
504,190
13,830
Gap, Inc. (The) ...................
330,399
13,720
Guess, Inc. ......................
279,888
10,364
ODP Corp. (The) (a) ................
406,994
6,630
Signet Jewelers, Ltd. ................
593,915
10,240
Urban Outfitters, Inc. (a) .............
420,352
3,397,379
Technology Hardware, Storage & Peripherals
— 0 .8%
39,132
Immersion Corp. ..................
368,232
31,710
Xerox Holdings Corp. ..............
368,471
736,703
Textiles, Apparel & Luxury Goods — 0 .9%
3,610
Carter's, Inc. .....................
223,712
13,872
G-III Apparel Group, Ltd. (a) ..........
375,515
Shares Fair Value
COMMON STOCKS — (continued)
Textiles, Apparel & Luxury Goods — (continued)
4,680
Skechers USA, Inc. , Class A (a) ........
$ 323,481
922,708
Trading Companies & Distributors — 2 .4%
5,298
BlueLinx Holdings, Inc. (a) ...........
493,191
8,215
Boise Cascade Co. .................
979,392
29,210
DNOW, Inc. (a) ....................
401,053
5,931
GMS, Inc. (a) .....................
478,098
2,351,734
Water Utilities — 0 .3%
12,860
Consolidated Water Co., Ltd. ..........
341,304
Wireless Telecommunication Services — 0 .2%
8,060
Telephone & Data Systems, Inc. .......
167,084
Total Common Stocks
(Cost $ 86,543,869 ) ............... 99,794,811
MONEY MARKET FUND — 0 .8%
813,368
Federated Treasury Obligations Fund ,
Institutional Shares , 5.17% (b) .......
813,368
Total Money Market Fund
(Cost $ 813,368 ) ................. 813,368
Total Investments — 99 .9%
(Cost $ 87,357,237 ) ............................ 100,608,179
Net Other Assets (Liabilities) — 0 .1% ............... 68,162
NET ASSETS — 100.0% .......................
$ 100,676,341
(a) Represents non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund
June 30, 2024 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Behavioral Small Cap Value Equity Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”).The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2024 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Behavioral Small Cap Value Equity Fund — (continued)
June 30, 2024 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2024 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued and Forward Commitments —
The Fund may purchase securities on a “when-issued” basis. The Fund may also purchase or sell securities on a forward commitment basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Behavioral Small Cap Value Equity Fund ... $ 100,608,179 (a) $ — $ — $ 100,608,179
(a) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.